Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 303	¥ 192
Net deferred tax assets	303	192
Total deferred tax liabilities	265	297
Net deferred liabilities	265	297
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	105	61
Deferred revenue	55	46
Accruals	136	74
Deemed distribution arising from carve out of Tencent Music Business	8	13
Others	4	6
Total deferred tax assets	308	200
Set-off of deferred tax liabilities pursuant to set-off provisions	(5)	(8)
Net deferred tax assets	303	192
Intangible assets acquired in business combinations	270	305
Total deferred tax liabilities	270	305
Net deferred liabilities	¥ 265	¥ 297